Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Profit or loss [abstract]
Interest income calculated using effective interest method	$ 8,115	$ 8,146	$ 7,923